UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-06258)

Exact name of registrant as specified in charter:	Putnam Arizona Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2016

Date of reporting period:	August 31, 2015

Item 1. Schedule of Investments:

Putnam Arizona Tax Exempt Income Fund

The fund's portfolio
8/31/15 (Unaudited)

Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AGO — Assured Guaranty, Ltd.
BAM — Build America Mutual
COP — Certificates of Participation
FGIC — Financial Guaranty Insurance Company
FHLMC Coll. — Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. — Federal National Mortgage Association Collateralized
G.O. Bonds — General Obligation Bonds
GNMA Coll. — Government National Mortgage Association Collateralized
MAC — Municipal Assurance Corporation
NATL — National Public Finance Guarantee Corp.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (98.7%)(a)
	Rating(RAT)	Principal amount	Value

Arizona (92.8%)

AZ Agricultural Impt. & Pwr. Dist. Elec. Syst. Rev. Bonds (Salt River), Ser. A, 5s, 1/1/27	Aa1	$1,000,000	$1,087,920

AZ Board of Regents Syst. VRDN (AZ State U.), Ser. B, 0.01s, 7/1/34	VMIG1	500,000	500,000

AZ Game & Fish Dept. and Comm. Rev. Bonds (AGF Administration Bldg.), 5s, 7/1/21	A2	700,000	724,619

AZ School Fac. Board COP, 5 3/4s, 9/1/22 (Prerefunded 9/1/18)	Aa3	1,000,000	1,142,010

AZ State COP, Ser. A, AGM, 5s, 10/1/29	AA	500,000	560,115

AZ State Hlth. Fac. Auth. Rev. Bonds
(Banner Hlth.), Ser. D, 5 1/2s, 1/1/38	AA-	1,750,000	1,886,070
(Scottsdale Hlth. Care), 5s, 12/1/28	A2	500,000	571,940

AZ State Hlth. Fac. Auth. VRDN (Catholic West), Ser. B, 0.01s, 7/1/35	VMIG1	500,000	500,000

AZ State Hlth. Fac. Auth. Hlth. Care Ed. Rev. Bonds (Kirksville College), 5 1/8s, 1/1/30	A-	750,000	822,825

AZ State School Facs. Board COP, Ser. A, 5s, 9/1/23	Aa3	125,000	148,614

AZ State Sports & Tourism Auth. Rev. Bonds (Multi-Purpose Stadium Fac.), Ser. A, 5s, 7/1/30	A1	500,000	539,505

AZ State Trans. Board Hwy. Rev. Bonds
5s, 7/1/32	AAA	885,000	1,028,051
Ser. B, U.S. Govt. Coll., 5s, 7/1/31 (Prerefunded 7/1/18)	AAA	500,000	556,660
Ser. A, 5s, 7/1/23	AA+	250,000	296,410
5s, 7/1/20	Aa1	250,000	291,740

AZ State U. Nanotechnology, LLC Lease Rev. Bonds (Nanotechnology, LLC), Ser. A, AGO, 5s, 3/1/34	AA	500,000	547,725

AZ State Wtr. Infrastructure Fin. Auth. Rev. Bonds (Wtr. Quality Revenue), Ser. A, 5s, 10/1/26	Aaa	500,000	607,285

AZ Wtr. Infrastructure Fin. Auth. Rev. Bonds, Ser. A, 5s, 10/1/25	Aaa	500,000	593,450

Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande Regl. Med. Ctr.), 7 1/4s, 12/1/19 (escrow)(F)	D/P	150,000	448

El Mirage G.O. Bonds, AGM, 5s, 7/1/42	AA	250,000	268,503

Flagstaff, G.O. Bonds, Ser. B, 5s, 7/1/21	Aa2	200,000	233,684

Gilbert, Pub. Facs. Rev. Bonds
5s, 7/1/20	Aa1	250,000	290,853
5s, 7/1/18	Aa1	500,000	556,065

Glendale, Indl. Dev. Auth. Rev. Bonds
(Midwestern U.), 5 1/8s, 5/15/40	A-	1,000,000	1,104,470
(John C. Lincoln Hlth. Network), 5s, 12/1/42 (Prerefunded 12/1/17)	AAA/P	500,000	546,495
(John C. Lincoln Hlth. Network), Ser. B, 5s, 12/1/37 (Prerefunded 12/1/15)	AAA/P	500,000	505,825

Glendale, Wtr. & Swr. Rev. Bonds, 5s, 7/1/21	AA	500,000	586,320

Goodyear Cmnty., Fac. Utils. G.O. Bonds (Dist. No. 1), 4s, 7/15/21	A1	150,000	163,487

Goodyear, Wtr. & Swr. Rev. Bonds, AGM, 5 1/2s, 7/1/41	AA	500,000	579,095

Lake Havasu City, Waste Wtr. Syst. Rev. Bonds, Ser. B, AGM, 5s, 7/1/43(FWC)	AA	250,000	273,048

Maricopa Cnty. & Phoenix, Indl. Dev. Auth. Mtge. Rev. Bonds (Single Fam.), Ser. A-2, GNMA Coll., FNMA Coll., FHLMC Coll., 5.8s, 7/1/40	Aaa	35,000	36,878

Maricopa Cnty., G.O. Bonds (Queen Creek Unified School Dist. No. 95), 5s, 7/1/25	Aa3	200,000	242,740

Maricopa Cnty., G.O. Bonds
(Unified School Dist. No. 60 Higley School Impt.), Ser. C, U.S. Govt. Coll., 5s, 7/1/27 (Prerefunded 7/1/18)	A1	1,000,000	1,113,320
(Unified School Dist. No. 89 Dysart), 5s, 7/1/25	A+	500,000	594,530

Maricopa Cnty., Indl. Dev. Auth. Hlth. Fac. Rev. Bonds (Catholic Hlth. Care West), Ser. A, 6s, 7/1/39	A	750,000	854,048

Maricopa Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds (Samaritan Hlth. Svcs.), Ser. A, NATL, U.S. Govt. Coll., 7s, 12/1/16 (Escrowed to maturity)	AAA/P	1,310,000	1,347,086

Maricopa Cnty., Indl. Dev. Auth. Solid Waste Disp. Mandatory Put Bonds (6/3/24) (Waste Mgt., Inc.), 3 3/8s, 12/1/31	A-	250,000	260,685

Maricopa Cnty., Kyrene Elementary School Dist. No. 28 G.O. Bonds (School Impt.), Ser. C-10, 5s, 7/1/34	Aa1	250,000	287,453

Maricopa Cnty., Poll. Control Rev. Bonds
(El Paso Elec. Co.), Ser. A, 7 1/4s, 2/1/40	Baa1	1,050,000	1,197,662
(Southern CA Edl. Co.), Ser. A, 5s, 6/1/35	Aa3	650,000	718,569

Maricopa Cnty., Regl. Pub. Trans. Auth. Fund Rev. Bonds (Trans. Excise Tax), 5 1/4s, 7/1/24	AA+	435,000	539,335

McAllister, Academic Village Rev. Bonds (AZ State U. Hassayampa), 5 1/4s, 7/1/26	AA-	750,000	831,533

Mesa, St. & Hwy. Rev. Bonds, 5s, 7/1/21	AA	500,000	579,430

Mesa, Util. Syst. Rev. Bonds, 5s, 7/1/35	Aa2	750,000	840,270

Navajo Cnty., Poll. Control Corp. Mandatory Put Bonds (6/1/16) (AZ Pub. Svc. Co. Cholla Pwr. Plant), Ser. E, 5 3/4s, 6/1/34	A2	800,000	827,368

Navajo Cnty., Poll. Control Corp. Mandatory Put Bonds (11/17/15) (AZ Pub. Svsc. Co. Cholla Pwr. Plant), Ser. A, 0.45s, 6/1/34	A2	250,000	249,880

Northern AZ U. Rev. Bonds
5s, 6/1/36	A1	450,000	493,164
5s, 6/1/34	A1	250,000	279,825

Peoria, Dev. Auth. Inc. Rev. Bonds, 5s, 7/1/23	AA+	500,000	573,940

Phoenix & Pima Cnty., Indl. Dev. Auth. Rev. Bonds (Single Fam.), Ser. 4, GNMA Coll., FNMA Coll., FHLMC Coll., 5.8s, 12/1/39	Aaa	15,000	15,378

Phoenix, G.O. Bonds, 4s, 7/1/24	Aa1	500,000	573,135

Phoenix, Civic Impt. Corp. Arpt. Rev. Bonds, Ser. A, 5s, 7/1/40	A1	500,000	534,860

Phoenix, Civic Impt. Corp. Dist. Rev. Bonds (Civic Plaza), Ser. B, FGIC, NATL, 5 1/2s, 7/1/43	Aa2	1,000,000	1,280,210

Phoenix, Civic Impt. Corp. Waste Wtr. Syst. Rev. Bonds
5 1/2s, 7/1/24	AAA	500,000	564,670
5s, 7/1/29	AA+	500,000	587,200

Phoenix, Civic Impt. Corp. Wtr. Syst. Rev. Bonds, Ser. A, 5s, 7/1/39	AAA	500,000	555,970

Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds
(Great Hearts Academies), 6s, 7/1/32	BB/F	250,000	264,035
(BASIS School, Inc.), 5s, 7/1/35	BB	100,000	100,611
(Choice Academies, Inc.), 4 7/8s, 9/1/22	BB+	200,000	206,396
(Great Hearts Academies), 3 3/4s, 7/1/24	BB+	275,000	273,356

Pima Cnty., G.O. Bonds, 5s, 7/1/26	AA-	490,000	565,803

Pima Cnty., G.O. Bonds (Unified School Dist. No. 6), MAC, 4s, 7/1/28	AA	200,000	213,916

Pima Cnty., Indl. Dev. Auth. Rev. Bonds
(Horizon Cmnty. Learning Ctr.), 5 1/4s, 6/1/35	BBB	200,000	200,014
(Providence Day School, Inc.), 5 1/8s, 12/1/40	BBB+	500,000	519,390
(Horizon Cmnty. Learning Ctr.), 5.05s, 6/1/25	BBB	125,000	125,001

Pima Cnty., Regl. Trans. Fund Excise Tax Rev. Bonds, 5s, 6/1/23	AA+	195,000	235,839

Pima Cnty., Swr. Rev. Bonds
Ser. B, 5s, 7/1/26	AA-	500,000	577,350
AGM, 5s, 7/1/23	AA	250,000	289,083

Pinal Cnty., Rev. Bonds, 5s, 8/1/18	AA-	250,000	278,008

Pinal Cnty., Elec. Rev. Bonds (Dist. No. 3), 5 1/4s, 7/1/36	A	350,000	392,599

Pinal Cnty., Elec. Syst. Rev. Bonds (Dist. No. 4), 6s, 12/1/38 (Prerefunded 12/1/18)	A-	500,000	578,910

Rio Nuevo, Multi-Purpose Fac. Dist. Rev. Bonds, AGO, 6s, 7/15/19	AA	750,000	849,090

Salt Verde, Fin. Corp. Gas Rev. Bonds
5 1/2s, 12/1/29	A-	150,000	176,753
5s, 12/1/37	A-	750,000	815,618

Scottsdale, Muni. Property Corp. Excise Tax Rev. Bonds
5s, 7/1/24	AAA	1,000,000	1,208,300
5s, 7/1/21	AAA	300,000	353,607

Student & Academic Svcs., LLC Rev. Bonds (Northern AZ Cap. Fac. Fin. Corp.), BAM, 5s, 6/1/25	AA	200,000	234,078

Sundance Cmnty., Fac. Dist. G.O. Bonds, MAC, 4s, 7/15/24	AA	250,000	267,320

Tempe, Indl. Dev. Auth. Rev. Bonds (Friendship Village), Ser. A, 6 1/4s, 12/1/42	BB-/P	250,000	267,530

U. Med. Ctr. Corp. AZ Hosp. Rev. Bonds, U.S. Govt. Coll.
6 1/2s, 7/1/39 (Prerefunded 7/1/19)	AAA/P	500,000	596,770
6 1/4s, 7/1/29 (Prerefunded 7/1/19)	AAA/P	500,000	592,115

U. of AZ Board of Regents Syst. Rev. Bonds
Ser. A, 5s, 6/1/35	Aa2	500,000	556,135
5s, 6/1/20	Aa2	200,000	231,738

Vistancia, Cmnty. Fac. Dist. G.O. Bonds
5s, 7/15/26(FWC)	A1	250,000	278,235
4.4s, 7/15/21 (Prerefunded 7/15/16)	A1	500,000	517,685

Yavapai Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds (Yavapai Regl. Med. Ctr.), Ser. A, 5 1/4s, 8/1/33	Baa1	100,000	109,824

Yavapai Cnty., Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc.), Ser. A-1, 4.9s, 3/1/28	A-	500,000	513,255

Yavapai Cnty., Indl. Dev. Ed. Auth. Rev. Bonds (Agribusiness & Equine Ctr.), 5s, 3/1/32	BB+	265,000	266,553

Yuma, Indl. Dev. Auth. Hosp. Rev. Bonds (Yuma Regl. Med. Ctr.), Ser. A, 5 1/4s, 8/1/32	A-	400,000	453,180

			46,600,468
Guam (2.2%)

Territory of GU, Bus. Privilege Tax Rev. Bonds, Ser. A, 5s, 1/1/31	A	250,000	274,528

Territory of GU, Govt. Hotel Occupancy Tax Rev. Bonds, Ser. A, 6s, 11/1/26	A-	250,000	291,385

Territory of GU, Govt. Ltd. Oblig. Rev. Bonds (Section 30), Ser. A, 5 3/4s, 12/1/34	BBB+	250,000	280,533

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5 5/8s, 7/1/40	A-	150,000	166,322

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A, 5 1/2s, 10/1/40	BBB	100,000	110,514

			1,123,282
Mississippi (1.0%)

MS State Bus. Fin. Commission Gulf Opportunity Zone VRDN (Chevron USA, Inc.), Ser. B, 0.01s, 12/1/30	VMIG1	500,000	500,000

			500,000
Puerto Rico (0.9%)

Children's Trust Fund Tobacco Settlement (The) Rev. Bonds, 5 1/2s, 5/15/39	BBB-	100,000	100,891

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds
Ser. A, 5 1/2s, 8/1/37	CCC-	175,000	67,813
Ser. A, 5 3/8s, 8/1/39	CCC-	285,000	109,725
Ser. C, 5 3/8s, 8/1/36	CCC-	105,000	40,425
Ser. C, 5 1/4s, 8/1/40	Caa3	230,000	145,475

			464,329
Virgin Islands (1.8%)

VI Pub. Fin. Auth. Rev. Bonds
Ser. A, 6s, 10/1/39	Baa3	150,000	166,659
Ser. A-1, 5s, 10/1/39	Baa2	175,000	185,094
Ser. A, 5s, 10/1/25	Baa2	200,000	222,488

VI Tobacco Settlement Fin. Corp. Rev. Bonds, 5s, 5/15/31	A3	345,000	345,480

			919,721
TOTAL INVESTMENTS

Total investments (cost $46,130,637)(b)			$49,607,800

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2015 through August 31, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $50,269,843.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $46,119,110, resulting in gross unrealized appreciation and depreciation of $3,778,979 and $290,289, respectively, or net unrealized appreciation of $3,488,690.
(FWC)	Forward commitment, in part or in entirety.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Utilities	21.5%
	Tax bonds	18.7
	Education	15.0
	Prerefunded	14.9

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$49,607,352	$448

Totals by level	$—	$49,607,352	$448

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Arizona Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: October 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: October 29, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: October 29, 2015